Commitments and Contingencies (Tables)	12 Months Ended
Jun. 30, 2012
Summary of Future Minimum Operating Lease Payments

A summary of future minimum operating lease payments is as follows (in thousands):

Fiscal Year June 30,	Operating Leases
2013	$1,274
2014	1,309
2015	868
2016	904
2017	563
Thereafter	—

Total minimum lease payments	$4,918

Summary of Future Minimum Hosting Co-Location Payments

A summary of future minimum hosting co-location payments is as follows (in thousands).

Fiscal Year June 30,	Co-location
2013	$456
2014	116
2015	—
2016	—
2017	—
Thereafter	—

Total minimum payments	$572